Preferred stock (Changes in Number of Shares and Aggregate Amount of Preferred Stock) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Balance at beginning of fiscal year		¥ 8,189,844	¥ 6,621,371
Balance at end of fiscal year		¥ 8,183,191	¥ 8,189,844	¥ 6,621,371
Preferred stock
Class of Stock [Line Items]
Issued at beginning of year		914,752,000	914,752,000	951,442,000
Net change				(36,690,000)
Issued at end of year		914,752,000	914,752,000	914,752,000
Balance at beginning of fiscal year		¥ 213,121	¥ 312,651	¥ 377,354
Balance at end of fiscal year		¥ 98,924	¥ 213,121	¥ 312,651
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Issued at beginning of year	[1],[2]	914,752,000	914,752,000	914,752,000
Net change	[1],[2]
Issued at end of year	[1],[2]	914,752,000	914,752,000	914,752,000
Preferred stock | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year				36,690,000
Net change				(36,690,000)
Issued at end of year
Preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year		¥ 914,752	¥ 914,752	¥ 951,442
Net change				(36,690)
Balance at end of fiscal year		914,752	914,752	914,752
Preferred stock | Stock Issued | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Balance at beginning of fiscal year	[1],[2]	914,752	914,752	914,752
Net change	[1],[2]
Balance at end of fiscal year	[1],[2]	914,752	914,752	914,752
Preferred stock | Stock Issued | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Balance at beginning of fiscal year				36,690
Net change				(36,690)
Balance at end of fiscal year

[1]	All shares of the eleventh series class XI preferred stock were converted into common stock on July 1, 2016 and cancelled on July 13, 2016.
[2]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.